Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Interest earning assets
Average balance	$ 996,701	$ 975,402	$ 964,708
Interest income	$ 28,084	$ 27,803	$ 26,544
Average rate %	5.70%	5.70%	5.50%
Non-interest earning assets
Average balance	$ 107,602	$ 90,278	$ 84,229
Total assets
Average balance	1,104,303	1,065,680	1,048,937
Mortgage offset balances	63,511	58,733	55,324
Loans | Australia
Interest earning assets
Average balance	653,746	640,394	627,150
Interest income	$ 19,898	$ 19,484	$ 18,381
Average rate %	6.10%	6.10%	5.90%
Loans | New Zealand
Interest earning assets
Average balance	$ 92,103	$ 92,086	$ 92,358
Interest income	$ 2,964	$ 3,139	$ 3,016
Average rate %	6.50%	6.80%	6.50%
Loans | Other overseas
Interest earning assets
Average balance	$ 9,681	$ 7,248	$ 6,084
Interest income	$ 291	$ 239	$ 201
Average rate %	6.00%	6.60%	6.60%
Loans | Housing | Australia
Interest earning assets
Average balance	$ 444,432	$ 443,112	$ 435,130
Interest income	$ 13,023	$ 12,886	$ 12,096
Average rate %	5.90%	5.80%	5.60%
Loans | Housing | New Zealand
Interest earning assets
Average balance	$ 60,938	$ 60,704	$ 60,916
Interest income	$ 1,850	$ 1,846	$ 1,715
Average rate %	6.10%	6.10%	5.60%
Loans | Housing | Other overseas
Interest earning assets
Average balance	$ 378	$ 389	$ 425
Interest income	$ 8	$ 9	$ 8
Average rate %	4.20%	4.60%	3.80%
Loans | Personal | Australia
Interest earning assets
Average balance	$ 9,834	$ 10,375	$ 10,993
Interest income	$ 497	$ 514	$ 525
Average rate %	10.10%	9.90%	9.60%
Loans | Personal | New Zealand
Interest earning assets
Average balance	$ 1,059	$ 1,042	$ 1,084
Interest income	$ 49	$ 48	$ 49
Average rate %	9.30%	9.20%	9.00%
Loans | Personal | Other overseas
Interest earning assets
Average balance	$ 7	$ 6	$ 8
Interest income		$ 1
Average rate %		33.30%
Loans | Business | Australia
Interest earning assets
Average balance	199,480	$ 186,907	181,027
Interest income	$ 6,378	$ 6,084	$ 5,760
Average rate %	6.40%	6.50%	6.40%
Loans | Business | New Zealand
Interest earning assets
Average balance	$ 30,106	$ 30,340	$ 30,358
Interest income	$ 1,065	$ 1,245	$ 1,252
Average rate %	7.10%	8.20%	8.20%
Loans | Business | Other overseas
Interest earning assets
Average balance	$ 9,296	$ 6,853	$ 5,651
Interest income	$ 283	$ 229	$ 193
Average rate %	6.10%	6.70%	6.80%
Trading securities and financial assets measured at FVIS | Australia
Interest earning assets
Average balance	$ 37,813	$ 33,267	$ 23,943
Interest income	$ 830	$ 712	$ 511
Average rate %	4.40%	4.30%	4.30%
Trading securities and financial assets measured at FVIS | New Zealand
Interest earning assets
Average balance	$ 5,177	$ 4,888	$ 4,548
Interest income	$ 113	$ 127	$ 124
Average rate %	4.40%	5.20%	5.50%
Trading securities and financial assets measured at FVIS | Other overseas
Interest earning assets
Average balance	$ 4,880	$ 3,455	$ 2,599
Interest income	$ 103	$ 74	$ 52
Average rate %	4.20%	4.30%	4.00%
Investment securities | Australia
Interest earning assets
Average balance	$ 101,793	$ 90,391	$ 80,025
Interest income	$ 2,085	$ 1,760	$ 1,467
Average rate %	4.10%	3.90%	3.70%
Investment securities | New Zealand
Interest earning assets
Average balance	$ 7,147	$ 6,521	$ 6,619
Interest income	$ 127	$ 109	$ 92
Average rate %	3.60%	3.30%	2.80%
Investment securities | Other overseas
Interest earning assets
Average balance	$ 1,797	$ 1,997	$ 2,297
Interest income	$ 34	$ 30	$ 36
Average rate %	3.80%	3.00%	3.10%
Other interest earning assets | Australia
Interest earning assets
Average balance	$ 59,427	$ 69,379	$ 89,073
Interest income	$ 1,144	$ 1,458	$ 1,882
Average rate %	3.90%	4.20%	4.20%
Other interest earning assets | New Zealand
Interest earning assets
Average balance	$ 7,831	$ 8,101	$ 9,171
Interest income	$ 167	$ 219	$ 246
Average rate %	4.30%	5.40%	5.40%
Other interest earning assets | Other overseas
Interest earning assets
Average balance	$ 15,306	$ 17,675	$ 20,841
Interest income	$ 328	$ 452	$ 536
Average rate %	4.30%	5.10%	5.10%
Derivative financial instruments
Non-interest earning assets
Average balance	$ 27,698	$ 16,625	$ 16,947
All other assets
Non-interest earning assets
Average balance	$ 79,904	$ 73,653	$ 67,282